Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2020
Shareholders' equity
Schedule of subscribed and paid-in capital stock

	December 31, 2020
	Number of Shares	Contributed Capital
Fixed capital:
Series B Class I	340,345,556	Ps.	262,447
Series BB Class I	49,766,000		38,375
	390,111,556	Ps.	300,822

	December 31, 2019
	Number of Shares	Contributed Capital
Fixed capital:
Series B Class I	344,004,973	Ps.	265,269
Series BB Class I	49,766,000		38,375
Treasury Series B Class I shares	(2,470,158)		(1,905)
	391,300,815	Ps.	301,739

	December 31, 2018
	Number of Shares	Contributed Capital
Fixed capital:
Series B Class I	344,004,973	Ps.	265,269
Series BB Class I	49,766,000		38,375
Treasury Series B Class I shares	(324,507)		(250)
	393,446,466	Ps.	303,394